Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005445 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005445 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005445 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005445 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005445 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005445 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005445 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005445 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005445 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005445 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005445 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000005445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000005445 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000005445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005445 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005445 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005445 | Trusts & Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005445 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005445 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005445 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005446 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005446 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005446 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005446 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005446 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005446 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005446 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005446 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005446 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005446 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005446 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000005446 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000005446 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000005446 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005446 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005446 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005446 | Trusts & Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005446 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005446 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005446 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%